Share-based payment arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Share-based payment arrangements

24. Share-based payment arrangements

A.	Description of share-based payment arrangements

As of June 30, 2026, the Company had the following share-based payment arrangements. On October 1, 2015, June 29, 2016 and June 15, 2020, the Company established share option plans that entitle key management personnel and employees to purchase shares in the Company. Under these plans, holders of vested options are entitled to purchase shares at the exercise price at the grant date. Currently, these plans are limited to key management personnel and employees.

The key terms and conditions related to the grants under these plans are as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
As of October 1, 2015 (*1)	9,500,000	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 29, 2016 (*2)	85,638	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 15, 2020	7,000,000	2 years’ service from grant date	7 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
Total share options	16,585,638

(*1)	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of June 30, 2026, there were no exercisable options outstanding related to this grant.
(*2)	The options granted as of June 29, 2016 have been fully vested and exercised. As of June 30, 2026, there were no exercisable options outstanding related to this grant.

B.	Measurement of fair values

The fair value of the employee share options granted as of June 15, 2020 has been measured using a binomial model. The inputs used in the measurement of the fair values at the grant date of the equity-settled share-based payment plans are as follows:

Share option plan (equity-settled)		June 15, 2020
		(In Korean Won and number of shares)
Fair value of option	₩	1,132
Share price	₩	1,412
Exercise price	₩	500
Risk - free interest rate (based on government bonds)		3.89%
Volatility (*)		83.78%
Expected term (years)		4 ~ 5
Expected dividend		0%

(*)	Volatility has been calculated based on an evaluation of the historical volatility of other companies’ share prices, which are listed in KOSDAQ, particularly over the historical period commensurate with the prior year.

C.	Reconciliation of outstanding share options

The number and exercise prices of share options under the share option plan for the periods ended June 30, 2026 and 2025 are as follows:

	Six-month period ended June 30, 2026			Six-month period ended June 30, 2025
Share option plan (equity-settled)	Number of options	Exercise Price(*)		Number of options	Exercise Price(*)
	(In Korean Won and number of options)
Outstanding at January 1	640,160	₩	500	640,160	₩	500
Exercised during the period	-		-	-		-
Outstanding at June 30	640,160		500	640,160		500
Exercisable at June 30	640,160	₩	500	640,160	₩	500

(*)	Weighted average exercise price per share.

26. Share-based payment arrangements

A.	Description of share-based payment arrangements

As of December 31, 2025, the Company had the following share-based payment arrangements. On October 1, 2015, June 29, 2016 and June 15, 2020, the Company established share option plans that entitle key management personnel, employees, and non-employees to purchase shares in the Company. Under these plans, holders of vested options are entitled to purchase shares at the exercise price agreed upon at the grant date.

The key terms and conditions related to the grants under these plans are as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
As of October 1, 2015 (*1)	9,500,000	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 29, 2016 (*2)	85,638	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 15, 2020	7,000,000	2 years’ service from grant date	7 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
Total share options	16,585,638

(*1)	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of December 31, 2025, there were no exercisable options outstanding related to this grant
(*2)	The options granted as of June 29, 2016 have been fully vested and exercised. As of December 31, 2025, there were no exercisable options outstanding related to this grant.

B.	Measurement of fair value

The fair value of the employee share options granted as of June 15, 2020 has been measured using a binomial model. The inputs used in the measurement of the fair values at the grant date of the equity-settled share-based payment plans are as follows:

Share option plan (equity-settled)		June 15, 2020
		(In Korean won and number of shares)
Fair value of option	₩	1,132
Share price	₩	1,412
Exercise price	₩	500
Risk - free interest rate (based on government bonds)		3.89%
Volatility (*)		83.78%
Expected term (years)		4 ~ 5
Expected dividend		0%

(*)	Volatility has been calculated based on an evaluation of the historical volatility of other companies’ share prices, which are listed in KOSDAQ, particularly over the historical period commensurate with the prior year.

C.	Reconciliation of outstanding share options

The number and exercise prices of share options under the share option plan for the years ended December 31, 2025 and 2024 are as follows:

	2025			2024
Share option plan (equity-settled)	Number of options		Exercise price(*)	Number of options		Exercise price(*)
	(In Korean Won and number of options)
Outstanding at January 1	640,160	₩	500	3,893,760	₩	500
Expired during the year	-		-	(1,200,000)		-
Exercised during the year	-		-	(2,053,600)		500
Outstanding at December 31	640,160		500	640,160		500
Exercisable at December 31	640,160	₩	500	640,160	₩	500

(*)	Weighted average exercise price per share.